Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,413	$ 1,649
Money market funds, corporate bonds and commercial paper
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 755	$ 1,228